Land Use Rights	6 Months Ended
Dec. 31, 2016
Land Use Rights Disclosure [Abstract]
Land Use Rights Disclosure [Text Block]
Note 8 - Land Use Rights

	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Land use rights	$2,362,728	$2,551,395
Less: Accumulated amortization	(439,620)	(425,730)

Land use rights - net	$1,923,108	$2,125,665

Land use rights with net book value of approximately $1,576,109 and $1,667,055, respectively were used as collateral of short term bank borrowings as at December 31, 2016, and June 30, 2016.

The amortization expenses for the six months ended December 31, 2016, 2015 and 2014 were $24,667, $33,971 and $44,163, respectively.

Twelve months ending December 31,
2018	$49,333
2019	49,333
2020	49,333
2021	49,333
2022	49,333
Thereafter	1,676,443

Total	$1,923,108